Trade accounts receivable - net - Summary of Past Due Balances of Accounts Receivable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivables past due from 1 to 30 days [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	$ 198,096	$ 124,985	$ 75,581
Accounts receivables past due 31 to 60 days [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	58,208	48,939	31,162
Accounts receivables past due 61 to 90 days [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	22,496	17,409	16,572
Accounts receivables past due more than 90 days [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	1,511	5,967	36,306
Aggregate past due [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	$ 280,311	$ 197,300	$ 159,621